Risk/Return Detail Data - FidelityMSCINorthAmericanSubsetIndexETF-PRO	Jul. 07, 2026 USD ($)
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF | Fidelity MSCI North American Subset Index ETF
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.09%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.09%
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	$ 29
FidelityMSCINorthAmericanSubsetIndexETF-PRO | Fidelity MSCI North American Subset Index ETF
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® MSCI North American Subset Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® MSCI North American Subset Index ETF seeks to track the investment results of the MSCI Global Select 500 - North America Subset Index.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the MSCI Global Select 500 - North America Subset Index. The MSCI Global Select 500 - North America Subset Index is designed to track the performance of U.S. and Canadian stocks of large- and mid-capitalization companies that are included in the MSCI ACWI Select 500 Index (Parent Index). The Parent Index is designed to support investors seeking to reduce their exposure to greenhouse gas emissions and increase exposure to companies with emission reduction targets approved by the Science Based Targets initiative (SBTi) and applies eligibility screens regarding controversial business involvement, including thermal coal activities. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Primarily using replication; however, the fund may or may not hold all of the securities in the index.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type	497
Registrant Name	Fidelity Covington Trust

[1]	ABased on estimated amounts for the current fiscal year.